TAXES ON INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 6 - TAXES ON INCOME

A.	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

As of March 31,
2022
Unaudited
Composition of deferred tax assets:
Net operating loss carry-forward	$6,747
Research and development credits	-
Allowance for Bad Debt
Others	-
Net deferred tax asset before deferred tax liabilities and valuation allowance	6,747

Composition of deferred tax liabilities:
Intangible assets upon acquisition of subsidiary	284
Depreciation costs	197
Net deferred tax asset before valuation allowance	6,266

Valuation allowance	(6,550)
Net deferred tax liability	(284)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of March 31, 2022.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

B.	For the period of three months ended March 31, 2022, the following table reconciles the statutory income tax rate to the effective income tax rate:

Three months ended March 31,
2022
Unaudited

Tax rate	23%

Tax expense (benefit) at statutory rate	$(1,579)
Tax rate differential	25
Permanent differences with respect to stock-based compensation	359
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	613
Others
Loss carryforwards and others	582
Income tax expense (benefit)	$-

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 23 - TAXES ON INCOME

A.	Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate of 23%.

As of December 31, 2021, the Company has carried forward losses for Israeli income tax purposes of approximately $12.8 million which can be offset against future taxable income for an indefinite period of time.

The Company has final (considered final) tax assessments through the 2015 tax year.

B.	U.S. subsidiaries:

The U.S. subsidiaries are taxed under United States federal and state tax rules. Income tax is calculated based on a U.S. federal tax rate of 21%.

The U.S. subsidiaries estimated federal tax loss carryforward amounted to $13,744 as of December 31, 2021. Such losses are available to offset any future U.S. taxable income of the U.S. subsidiaries and will expire in the years 2021-2027 for federal tax purposes.

The U.S. subsidiaries have not received final tax assessments since incorporation.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 23 - TAXES ON INCOME (Cont.)

C.	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	As of December 31
Composition of deferred tax assets:	2021	2020
Net operating loss carry-forward	$6,141	$2,568
Research and development credits	1,879	99
Deferred revenues	-	177
Allowance for Bad Debt	583	-
Others	439	75
Net deferred tax asset before deferred tax liabilities and valuation allowance	9,042	2,919

Composition of deferred tax liabilities:
Intangible assets upon acquisition of subsidiary	315	-
Prepaids	-	88
Depreciation costs	477	407
Net deferred tax asset before valuation allowance	8,250	2,424

Valuation allowance	(8,565)	(2,424)
Net deferred tax assets	$(315)	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2021 and 2020.

D.	For the years ended December 31, 2021 and 2020, the following table reconciles the statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2021	2020

Tax rate	23%	23%

Tax expense (benefit) at statutory rate	$(9,962)	$(7,071)
Tax rate differential	81	45
Permanent differences with respect to stock-based compensation	273	595
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	6,851	2,813
Permanent differences with respect to call option to acquire potential acquiree	-	732
Change in temporary differences	941	1,999
Others	-	-
Recognition of deferred tax liability related to acquired asset (IPR&D)	-	(2,168)
Loss carryforwards and others	1,816	887
Income tax expense (benefit)	-	-

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)